UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-09037

Nuveen Investment Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Symphony Dynamic Credit Fund

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 88.4%

	Corporate Bonds – 87.3%

	Aerospace & Defense – 0.3%

$50	Sequa Corporation, 144A	7.000%	12/15/17	CCC–	$25,500

	Airlines – 1.1%

100	American Airlines Group Inc., 144A	4.625%	3/01/20	B+	97,500

	Commercial Services & Supplies – 1.6%

200	Jurassic Holdings III, 144A	6.875%	2/15/21	CCC+	140,500

	Communications Equipment – 5.6%

500	Avaya Inc., 144A	7.000%	4/01/19	B1	396,250

100	CommScope Technologies Finance LLC, 144A	6.000%	6/15/25	B	95,938
600	Total Communications Equipment				492,188

	Construction Materials – 0.5%

50	Norbord Inc., 144A	6.250%	4/15/23	Ba2	48,906

	Consumer Finance – 1.3%

100	First Data Corporation	11.750%	8/15/21	B–	111,000

	Containers & Packaging – 1.1%

100	Sealed Air Corporation, 144A	5.500%	9/15/25	BB	101,500

	Diversified Consumer Services – 1.0%

100	Ahern Rentals Inc., 144A	7.375%	5/15/23	B	87,000

	Diversified Financial Services – 1.1%

100	Argos Merger Sub Inc., 144A	7.125%	3/15/23	B–	101,125

	Diversified Telecommunication Services – 1.3%

50	Frontier Communications Corporation, 144A	11.000%	9/15/25	BB	48,375

100	IntelSat Limited	8.125%	6/01/23	CCC+	65,000
150	Total Diversified Telecommunication Services				113,375

	Electric Utilities – 1.0%

100	PPL Energy Supply LLC, 144A	6.500%	6/01/25	Ba3	86,000

	Electrical Equipment – 1.1%

100	EnerSys, 144A	5.000%	4/30/23	BB+	97,000

	Energy Equipment & Services – 1.1%

100	NGPL PipeCo LLC, 144A	7.119%	12/15/17	Caa2	95,000

	Food & Staples Retailing – 4.4%

266	Albertsons Holdings LLC/Saturn Acquisition Merger Sub Inc., 144A	7.750%	10/15/22	B2	285,032

100	Rite Aid Corporation, 144A	6.125%	4/01/23	B	99,250
366	Total Food & Staples Retailing				384,282

Nuveen Investments	1

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Food Products – 1.2%

$100	WhiteWave Foods Company	5.375%	10/01/22	BB–	$103,750

	Health Care Equipment & Supplies – 4.9%

80	Hologic Incorporated, 144A	5.250%	7/15/22	BB	80,800

100	Kinetic Concepts	12.500%	11/01/19	CCC+	106,125

50	Ortho-Clinical Diagnostics Inc., 144A	6.625%	5/15/22	CCC+	43,000

200	Tenet Healthcare Corporation	6.750%	6/15/23	B3	198,500
430	Total Health Care Equipment & Supplies				428,425

	Health Care Providers & Services – 1.6%

50	HealthSouth Corporation, 144A	5.750%	11/01/24	B+	49,375

100	Mallinckrodt International Finance SA, 144A	5.500%	4/15/25	BB–	89,125
150	Total Health Care Providers & Services				138,500

	Hotels, Restaurants & Leisure – 2.7%

50	Interval Acquisition Corporation, 144A	5.625%	4/15/23	BB–	49,250

200	Scientific Games Corporation	8.125%	9/15/18	B–	186,000
250	Total Hotels, Restaurants & Leisure				235,250

	Household Products – 1.2%

100	Sprectum Brands Inc., 144A	5.750%	7/15/25	BB–	102,000

	Insurance – 2.2%

200	Hockey Merger Sub 2 Inc., 144A	7.875%	10/01/21	CCC+	191,000

	Internet & Catalog Retail – 1.1%

100	Netflix Incorporated, 144A	5.500%	2/15/22	B+	101,000

	Leisure Products – 1.7%

100	Party City Holdco Inc., 144A	6.125%	8/15/23	B3	100,750

50	Vista Outdoor Inc., 144A	5.875%	10/01/23	BB+	50,750
150	Total Leisure Products				151,500

	Marine – 1.1%

100	Global Ship Lease Inc., 144A	10.000%	4/01/19	B	99,500

	Media – 9.1%

400	Affinion Investments LLC	13.500%	8/15/18	CC	209,750

100	Altice US Finance I Corporation, 144A	5.375%	7/15/23	BB–	96,000

100	Cable One Inc., 144A	5.750%	6/15/22	BB	98,550

416	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC–	172,480

100	Dish DBS Corporation	5.875%	11/15/24	BB–	84,938

100	Media General Financing Sub Inc., 144A	5.875%	11/15/22	B+	99,250

40	Sirius XM Radio Inc., 144A	5.375%	4/15/25	BB	38,200
1,256	Total Media				799,168

2	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 1.1%

$100	Signode Industrial Group, 144A	6.375%	5/01/22	CCC+	$94,500

	Multiline Retail – 1.2%

100	Family Tree Escrow LLC, 144A	5.750%	3/01/23	Ba3	103,750

	Oil, Gas & Consumable Fuels – 3.8%

125	EnQuest PLC, 144A	7.000%	4/15/22	B–	77,500

260	Northern Blizzard Resources Inc., 144A	7.250%	2/01/22	B	212,550

200	Sandridge Energy Inc.	7.500%	3/15/21	Caa3	44,000
585	Total Oil, Gas & Consumable Fuels				334,050

	Pharmaceuticals – 3.5%

100	Endo Finance LLC / Endo Finco Inc., 144A	6.000%	7/15/23	B1	98,750

100	JLL Delta Dutch Newco BV, 144A	7.500%	2/01/22	CCC+	101,000

80	VRX Escrow Corp., 144A	5.875%	5/15/23	B1	76,450

30	VRX Escrow Corp., 144A	6.125%	4/15/25	B1	28,575
310	Total Pharmaceuticals				304,775

	Professional Services – 1.1%

100	Nielsen Finance LLC Co, 144A	5.000%	4/15/22	BB+	96,875

	Real Estate Investment Trust – 2.0%

100	Communications Sales & Leasing Inc., 144A	6.000%	4/15/23	BBB–	89,000

100	Communications Sales & Leasing Inc.	8.250%	10/15/23	BB	85,500
200	Total Real Estate Investment Trust				174,500

	Road & Rail – 4.4%

558	JCH Parent Inc., 144A	10.500%	3/15/19	CCC–	390,482

	Semiconductors & Semiconductor Equipment – 0.7%

100	Advanced Micro Devices, Inc.	7.750%	8/01/20	B–	64,750

	Software – 5.4%

200	Balboa Merger Sub Inc., 144A	11.375%	12/01/21	CCC	199,500

200	Infor Software Parent LLC and Infor Software Parent Inc., 144A	7.125%	5/01/21	CCC+	176,000

100	SS&C Technologies Holdings, Inc., 144A	5.875%	7/15/23	B+	101,750
500	Total Software				477,250

	Specialty Retail – 1.2%

110	Outerwall Inc.	5.875%	6/15/21	BB–	102,988

	Textiles, Apparel & Luxury Goods – 3.6%

300	Avintiv Specialty Materials Inc	6.875%	6/01/19	CCC+	318,180

	Transportation Infrastructure – 1.8%

175	CEVA Group PLC, 144A	7.000%	3/01/21	B2	154,875

	Wireless Telecommunication Services – 8.2%

200	Altice Financing SA, 144A	6.625%	2/15/23	BB–	192,375

Nuveen Investments	3

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Wireless Telecommunication Services (continued)

$300	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	$312,000

150	Sprint Corporation	7.875%	9/15/23	B+	121,406

100	UPCB Finance Limited, 144A	5.375%	1/15/25	BB	94,000
750	Total Wireless Telecommunication Services				719,781
$8,940	Total Corporate Bonds (cost $8,927,446)				7,667,725

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CONVERTIBLE BONDS – 1.1%

	Oil, Gas & Consumable Fuels – 0.5%

$50	Cobalt International Energy, Inc.	2.625%	12/01/19	CCC–	$35,562

50	Energy and Exploration Partners Inc., 144A	8.000%	7/01/19	N/R	7,625
100	Total Oil, Gas & Consumable Fuels				43,187

	Semiconductors & Semiconductor Equipment – 0.6%

50	NXP Semiconductor NV, 144A	1.000%	12/01/19	BB–	55,219
$150	Total Convertible Bonds (cost $116,880)				98,406
	Total Long-Term Investments (cost $9,044,326)				7,766,131

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.1%

	REPURCHASE AGREEMENTS – 4.1%

$366	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/15, repurchase price $366,327, collateralized by $370,000 U.S. Treasury Notes, 1.625%, due 6/30/20, value $375,550	0.000%	10/01/15		$366,327
	Total Short-Term Investments (cost $366,327)				366,327
	Total Investments (cost $9,410,653) – 92.5%				8,132,458

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SECURITIES SOLD SHORT – (9.9)% (3)

	CORPORATE BONDS SOLD SHORT – (9.9)%

	Aerospace & Defense – (0.8)%

$(100)	Bombardier Inc., 144A	5.750%	3/15/22	B	$(73,500)

	Automobiles – (1.1)%

(100)	Jaguar Land Rover PLC, 144A	5.625%	2/01/23	BB	(98,250)

	Chemicals – (1.5)%

(200)	Chemours Co, 144A	6.625%	5/15/23	BB–	(134,500)

	Diversified Telecommunication Services – (1.2)%

(100)	WideOpenWest Finance Capital Corporation	10.250%	7/15/19	CCC+	(100,750)

4	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Hotels, Restaurants & Leisure – (2.1)%

$(100)	ESH Hospitality Inc., 144A	5.250%	5/01/25	BB–	$(98,250)

(100)	Wynn Las Vegas LLC Corporation, 144A	5.500%	3/01/25	BB+	(85,750)
(200)	Total Hotels, Restaurants & Liesure				(184,000)

	Metals & Mining – (1.1)%

(100)	Novellis Inc.	8.750%	12/15/20	B	(96,270)

	Oil, Gas & Consumable Fuels – (1.1)%

(100)	ONEOK Inc.	7.500%	9/01/23	BB+	(96,312)

	Specialty Retail – (1.0)%

(100)	Renaissance Acquisition Corporation, Gardner Denver Inc., 144A	6.875%	8/15/21	B–	(88,500)
$(1,000)	Total Securities Sold Short (proceeds $988,175)				(872,082)
	Other Assets Less Liabilities – 17.4% (4)				1,524,805
	Net Assets – 100%				$8,785,181

Investments in Derivatives as of September 30, 2015

Credit Default Swaps Outstanding

Counterparty	Referenced Entity	Buy/Sell Protection (5)	Current Credit Spread (6)	Notional Amount	Fixed Rate (Annualized)	Termination Date	Value	Unrealized Appreciation (Depreciation)
Barclays	Macy’s, Inc.	Buy	1.385%	$100,000	1.000%	12/20/20	$1,836	$907
Citibank N.A.	New Albertsons, Inc.	Sell	1.000	100,000	5.000	9/20/19	10,394	8,447
Citibank N.A.	Alcoa, Inc.	Buy	3.439	50,000	1.000	12/20/20	5,405	(2,295)
Citibank N.A.	Freeport-McMoRan Inc.	Buy	7.031	100,000	1.000	12/20/20	23,171	4,461
Citibank N.A.	Newmont Mining Corporation	Buy	2.487	200,000	1.000	12/20/20	13,692	(783)
Citibank N.A.	Teck Resources Ltd.	Buy	10.478	150,000	1.000	12/20/20	47,944	12,427
Credit Suisse First Boston	Barrick Gold Corporation	Buy	3.259	100,000	1.000	12/20/20	10,085	(1,199)
Credit Suisse First Boston	Nabors Industries Ltd.	Buy	9.959	400,000	1.000	12/20/20	68,140	14,571
Goldman Sachs	Alcoa, Inc.	Buy	3.439	100,000	1.000	12/20/20	10,557	3,019
JPMorgan	Avon Products, Inc.	Buy	11.196	250,000	5.000	12/20/20	47,412	6,475
JPMorgan	Navient Corporation	Buy	6.790	100,000	5.000	12/20/20	6,813	3,077
JPMorgan	Toys “R” Us, Inc.	Buy	24.977	100,000	5.000	12/20/20	40,586	(414)
JPMorgan	United States Steel Corporation	Buy	14.250	200,000	5.000	12/20/20	51,759	13,759
JPMorgan	Weatherford International Plc	Buy	6.081	100,000	1.000	12/20/20	20,009	3,367
Morgan Stanley	Transocean Ltd.	Buy	11.154	100,000	1.000	12/20/20	33,403	5,818
				$2,150,000			$391,206	$71,637

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Nuveen Investments	5

Nuveen Symphony Dynamic Credit Fund (continued)

Portfolio of Investments	September 30, 2015 (Unaudited)

Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of September 30, 2015:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Corporate Bonds	$—	$7,667,725	$—	$7,667,725
Convertible Bonds	—	98,406	—	98,406
Short-Term Investments:
Repurchase Agreements:	—	366,327	—	366,327
Securities Sold Short:
Corporate Bonds Sold Short	—	(872,082)	—	(872,082)
Investments in Derivatives:
Credit Default Swaps*	—	71,637	—	71,637
Total	$—	$7,332,013	$—	$7,332,013
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2015, the cost of investments (excluding securities sold short and investments in derivatives) was $9,425,782.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding securities sold short and investments in derivatives) as of September 30, 2015, were as follows:

Gross unrealized:
Appreciation	$77,135
Depreciation	(1,370,459)
Net unrealized appreciation (depreciation) of investments	$(1,293,324)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for securities sold short. As of the end of the reporting period, long-term investments with a value of $1,845,303 have been pledged as collateral for securities sold short.

(4)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives as well as the exchange-cleared and exchange traded derivatives, when applicable.

(5)	The Fund entered into the credit default swaps to gain investment exposure to the referenced entity. Selling protection has a similar credit risk position to owning the referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.

(6)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of higher likelihood of performance by the seller of protection.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

6	Nuveen Investments

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust III

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 27, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 27, 2015